Personnel expenses	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Personnel expenses
4.	Personnel expenses

	Note	2020	2019

Salaries and short-term employee benefits		$7,564	$5,402

Post-employment benefits		458	295

Share-based compensation	20(b),(e)	1,297	1,059

Termination benefits		876	87

		$10,195	$6,843